UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 September 30, 2010
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   3924 Premier North Drive
	   Tampa, FL 33618


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  10/11/2010
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      143
                                        --------------

Form 13F Information Table Value Total:   77,342.08
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Goldman Sachs Group Inc			CB	38141GAZ7	254.45	250,000	    SH		SOLE	N/A	 250,000
Abbott Laboratories			CS	002824100	278.23	5,326	    SH		SOLE	N/A	 5,326
Accenture Ltd Bermuda Cl		CS	G1150G111	234.84	5,527	    SH		SOLE	N/A	 5,527
Aflac Inc				CS	001055102	285.28	5,517	    SH		SOLE	N/A	 5,517
Akamai Tech				CS	00971T101	955.53	19,042	    SH		SOLE	N/A	 19,042
Altera Corp				CS	021441100	314.15	10,416	    SH		SOLE	N/A	 10,416
Annaly Capital Management		CS	035710409	180.75	10,270	    SH		SOLE	N/A	 10,270
Apple Inc				CS	037833100     1,470.96	5,184	    SH		SOLE	N/A	 5,184
Archer Daniels Midland			CS	039483102	216.93	6,796	    SH		SOLE	N/A	 6,796
Arm Holdings Plc Adseach Rep 3		CS	042068106	252.17	13,442	    SH		SOLE	N/A	 13,442
Astrazeneca Plc- Spons Adr		CS	046353108	694.49	13,698	    SH		SOLE	N/A	 13,698
At&T Inc Com				CS	00206R102	373.69	13,066	    SH		SOLE	N/A 	 13,066
Autozone Inc Nev			CS	053332102	418.91	1,830	    SH		SOLE	N/A	 1,830
Baidu Com Inc Spon Adr Restg		CS	056752108     1,201.27	11,706	    SH		SOLE	N/A	 11,706
Banco Santander Chile Ne		CS	05965X109	428.49	4,438	    SH		SOLE	N/A	 4,438
Bce Inc Com New Isin #ca05		CS	05534B760	546.23	16,807	    SH		SOLE	N/A	 16,807
Buckeye Partners L Punit Ltd P		CS	118230101	522.29	8,225	    SH		SOLE	N/A	 8,225
Cardiovascular Sys Inc Del Co		CS	141619106	151.40	28,894	    SH		SOLE	N/A	 28,894
Centerpoint Energy Inc			CS	15189T107	162.10	10,312	    SH		SOLE	N/A	 10,312
Chevron Corp New			CS	166764100	596.45	7,359	    SH		SOLE	N/A	 7,359
Cisco Sys Inc				CS	17275R102	416.19	19,004	    SH		SOLE	N/A	 19,004
Citrix Systems Inc			CS	177376100     1,006.06	14,743	    SH		SOLE	N/A	 14,743
Cognizant Tech Solutions		CS	192446102	716.26	11,110	    SH		SOLE	N/A	 11,110
Comcast Corp New Cl A			CS	20030N101	250.05	13,830	    SH		SOLE	N/A	 13,830
Companhia De Bebidasspons Adr		CS	20441W203	465.26	3,763	    SH		SOLE	N/A	 3,763
Compania De Minas Buenaventu		CS	204448104	509.59	11,279 	    SH		SOLE	N/A	 11,279
Concho Res Inc				CS	20605P101	427.79	6,465	    SH		SOLE	N/A	 6,465
Cooper Industries Ltd Cl A		CS	G24182100	232.17	4,745	    SH		SOLE	N/A	 4,745
Core Laboratories Nvshs			CS	N22717107	395.04	4,487	    SH		SOLE	N/A	 4,487
Corning Inc				CS	219350105	403.75	22,087	    SH		SOLE	N/A	 22,087
Cpfl Energia S A Sponsored		CS	126153105	571.07	8,113	    SH		SOLE	N/A	 8,113
Credicorp Ltd				CS	G2519Y108	241.47	2,120	    SH		SOLE	N/A	 2,120
Ctrip Com Intl Ltd American D		CS	22943F100	767.44	16,072	    SH		SOLE	N/A	 16,072
Dais Analytic Corp Com			CS	23302X104	 14.20	40,000 	    SH		SOLE	N/A	 40,000
Discovery Hldg Co Com Ser A		CS	25468Y107	259.82	5,966	    SH		SOLE	N/A	 5,966
Dollar Tree Inc Com			CS	256746108     1,163.02	23,852	    SH		SOLE	N/A	 23,852
Dominion Resources Inc Va Ne		CS	25746U109	589.72	13,507	    SH		SOLE	N/A	 13,507
E M C Corp Mass				CS	268648102	261.23	12,862	    SH		SOLE	N/A	 12,862
Edwards Lifesciencescorp		CS	28176E108     1,017.55	15,176	    SH		SOLE	N/A	 15,176
Enel Un Spon Adr Ea Repr 1 Ord		CS	29265W207	 76.98	14,422	    SH		SOLE	N/A	 14,422
Ensco International Inc			CS	26874Q100	241.99	5,410	    SH		SOLE	N/A	 5,410
Enterprise Products Pptns Lp		CS	293792107	581.72	14,664	    SH		SOLE	N/A	 14,664
Expeditors Intl Wash Inc		CS	302130109	532.11	11,510	    SH		SOLE	N/A	 11,510
Exxon Mobil Corp			CS	30231G102	789.55	12,778	    SH		SOLE	N/A	 12,778
F5 Networks Inc				CS	315616102     1,050.14	10,116	    SH		SOLE	N/A	 10,116
Factset Research Sys Inc		CS	303075105	224.65	2,769	    SH		SOLE	N/A	 2,769
Fastenal Co				CS	311900104	274.41	5,159	    SH		SOLE	N/A	 5,159
Flir Sys Inc				CS	302445101	207.35	8,068	    SH		SOLE	N/A	 8,068
Flowserve Corp				CS	34354P105	246.85	2,256	    SH		SOLE	N/A	 2,256
Fluor Corp New				CS	343412102	258.20	5,213	    SH		SOLE	N/A	 5,213
Fmc Technologies Inc			CS	30249U101	761.91	11,157	    SH		SOLE	N/A	 11,157
Gap Inc Del				CS	364760108	223.61	11,996	    SH		SOLE	N/A	 11,996
Genuine Parts Co			CS	372460105	495.71	11,117	    SH		SOLE	N/A	 11,117
Google Inc Cl A				CS	38259P508	253.43	482	    SH		SOLE	N/A	 482
Guess? Inc				CS	401617105	254.38	6,261	    SH		SOLE	N/A	 6,261
Hansen Natural Corp			CS	411310105	368.16	7,897	    SH		SOLE	N/A	 7,897
Hasbro Inc				CS	418056107	452.93	10,176 	    SH		SOLE	N/A	 10,176
Hdfc Bk Ltd Adr Repstg 3 S		CS	40415F101	748.36	4,059	    SH		SOLE	N/A	 4,059
Health Mgmt Assoc Inc Cl A		CS	421933102	141.73	18,503	    SH		SOLE	N/A	 18,503
Iamgold Corp Com Npvisin #ca45		CS	450913108	242.22	13,677	    SH		SOLE	N/A	 13,677
Intel Corp				CS	458140100	266.15	13,862	    SH		SOLE	N/A	 13,862
Intl Business Mach			CS	459200101	434.75	3,241	    SH		SOLE	N/A	 3,241
Intuit Inc				CS	461202103	477.57	10,901	    SH		SOLE	N/A	 10,901
Johnson & Johnson			CS	478160104	222.97	3,599	    SH		SOLE	N/A	 3,599
L-3 Communications Hldgs Inc		CS	502424104	224.04	3,100	    SH		SOLE	N/A	 3,100
Lan Airlines S A Formerly L		CS	501723100	886.44	30,110	    SH		SOLE	N/A	 30,110
Limited Brands Inc			CS	532716107	485.04	18,112	    SH		SOLE	N/A	 18,112
Lubrizol Corporation			CS	549271104	596.51	5,629	    SH		SOLE	N/A	 5,629
Mcdonalds Corp				CS	580135101	854.11	11,463	    SH		SOLE	N/A	 11,463
Mckesson Corp				CS	58155Q103	206.59	3,344	    SH		SOLE	N/A	 3,344
Microsoft Corp				CS	594918104	506.69	20,689 	    SH		SOLE	N/A	 20,689
Netease Com Inc				CS	64110W102	625.79	15,867	    SH		SOLE	N/A	 15,867
Netflix Com Inc Com			CS	64110L106	816.96	5,038	    SH		SOLE	N/A	 5,038
Network Appliance Corp			CS	64120L104	471.01	9,460	    SH		SOLE	N/A	 9,460
Newmont Mng Corp Hldg Co		CS	651639106	939.07	14,951	    SH		SOLE	N/A	 14,951
Novartis Ag Adr Isin #us66		CS	66987V109	650.75	11,284	    SH		SOLE	N/A	 11,284
O Reilly Automotive Inc			CS	686091109	735.01	13,816	    SH		SOLE	N/A	 13,816
Oneok Partners L P Unit Ltd P		CS	68268N103	463.98	6,193	    SH		SOLE	N/A	 6,193
Pepsico Inc				CS	713448108	212.94	3,205	    SH		SOLE	N/A	 3,205
Perrigo Co				CS	714290103	427.96	6,664	    SH		SOLE	N/A	 6,664
Plains All American Pipeline L		CS	726503105	471.89	7,501	    SH		SOLE	N/A	 7,501
Priceline Com Inc Com New		CS	741503403	990.68	2,844	    SH		SOLE	N/A	 2,844
Procter & Gamble Co			CS	742718109	476.87	7,952	    SH		SOLE	N/A	 7,952
Public Service Enterprise		CS	744573106	210.82	6,373	    SH		SOLE	N/A	 6,373
Randgold Resources Ads Each R		CS	752344309	248.98	2,454	    SH		SOLE	N/A	 2,454
Rayonier Inc				CS	754907103	377.00	7,522	    SH		SOLE	N/A	 7,522
Red Hat Inc				CS	756577102	810.57	19,770	    SH		SOLE	N/A	 19,770
Resmed Inc				CS	761152107	220.42	6,718 	    SH		SOLE	N/A	 6,718
Sandisk Corp				CS	80004C101	296.72	8,096	    SH		SOLE	N/A	 8,096
Schlumberger Ltd Isin #an80		CS	806857108	278.97	4,528	    SH		SOLE	N/A	 4,528
Sigma Aldrich Corp			CS	826552101	229.87	3,807	    SH		SOLE	N/A	 3,807
Sociedad Quimica Minera De		CS	833635105	783.66	16,245	    SH		SOLE	N/A	 16,245
Stericycle Inc				CS	858912108	616.98	8,880	    SH		SOLE	N/A	 8,880
Suntrust Banks Inc			CS	867914103	423.33	16,389	    SH		SOLE	N/A	 16,389
Teva Pharmaceutical Inds Ltd A		CS	881624209	233.80	4,432	    SH		SOLE	N/A	 4,432
Tim Hortons Inc Com Npv			CS	88706M103	439.43	12,069	    SH		SOLE	N/A	 12,069
Tjx Companies Inc			CS	872540109	436.79	9,787	    SH		SOLE	N/A	 9,787
Verizon Communicat			CS	92343V104	215.89	6,624	    SH		SOLE	N/A	 6,624
Vmware Inc Cl A Com			CS	928563402	443.47	5,221	    SH		SOLE	N/A	 5,221
Wal Mart De Mexico Sa De Cv Sp		CS	93114W107	399.59	15,796	    SH		SOLE	N/A	 15,796
Wal-Mart Stores Inc			CS	931142103	208.33	3,893	    SH		SOLE	N/A	 3,893
Wellpoint Inc				CS	94973V107	230.75	4,074	    SH		SOLE	N/A	 4,074
Western Digital Corpdel			CS	958102105	741.89	26,132 	    SH		SOLE	N/A	 26,132
Williams Partners Lpcom Unit L		CS	96950F104	447.79	10,561	    SH		SOLE	N/A	 10,561
Wynn Resorts Ltd			CS	983134107	407.73	4,699	    SH		SOLE	N/A	 4,699
Yum! Brands Inc				CS	988498101	203.08	4,409	    SH		SOLE	N/A	 4,409
Ishares Barclays Treas Infl		ETF	464287176     5,133.24	47,068	    SH		SOLE	N/A	 47,068
Ishares Barclays 1-3year Treas		ETF	464287457     5,063.55	60,016	    SH		SOLE	N/A	 60,016
Ishares Tr S&P U S Pfd Stk In		ETF	464288687     3,410.80	85,742	    SH		SOLE	N/A	 85,742
Proshares Tr Short S&P 500 Pr		ETF	74347R503	268.22	5,485	    SH		SOLE	N/A	 5,485
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365     2,938.96	87,106	    SH		SOLE	N/A	 87,106
Chicago Ill Brd Ed Cap Apprec		GB	167501UL7	496.04	1,000,000   SH		SOLE	N/A	 1,000,000
Chicago Ill Brd Ed G.O. Sch B		GB	167501XE0	383.96	1,000,000   SH		SOLE	N/A	 1,000,000
Hacienda La Puente Calif Uni		GB	40450RBV2	537.87	1,000,000   SH		SOLE	N/A	 1,000,000
Lake Tahoe Calif Unisch Dist G		GB	511012HN9	351.15	1,000,000   SH		SOLE	N/A	 1,000,000
Will Cnty Ill Sch Dist No 11		GB	968838GW6	560.59	1,025,000   SH		SOLE	N/A	 1,025,000
Carroll City-Cnty Hosp Auth		MB	144709DM1	500.38	500,000	    SH		SOLE	N/A	 500,000
Cherokee Cnty Ga Wtr& Sew Auth		MB	164243LA3	229.22	200,000	    SH		SOLE	N/A	 200,000
Dade Cnty Fla Profession		MB	233542BZ1	370.62	600,000	    SH		SOLE	N/A	 600,000
Fulton Cnty Ga Wtr &Sew REV Re		MB	360066JU9	250.29	250,000	    SH		SOLE	N/A	 250,000
Georgia Mun Assn Incinstallmen		MB	373292AR2	502.36	500,000	    SH		SOLE	N/A	 500,000
Metropolitan Pier & Exposition		MB	592247J68	325.41	1,035,000   SH		SOLE	N/A	 1,035,000
West Virginia Univ REVs Univ		MB	956704TP5	368.67	1,000,000   SH		SOLE	N/A	 1,000,000
Alabama Pwr Co Ser 2007b		PS	010392496	276.24	10,250	    SH		SOLE	N/A	 10,250
At&T Inc SR Nt 6.3750% 0		PS	00211G208	325.80	12,000 	    SH		SOLE	N/A	 12,000
Corts Tr Boeing Co Nts Corpor		PS	22082Q206	337.09	13,350	    SH		SOLE	N/A	 13,350
Corts Tr Bristol Meyers Squ		PS	22082B209	260.60	10,000	    SH		SOLE	N/A	 10,000
Corts Tr Goldman Sachs Cap		PS	22083B208	303.08	12,550	    SH		SOLE	N/A	 12,550
Corts Tr II Goldman Sachs Cap		PS	22082P208	295.95	12,285	    SH		SOLE	N/A	 12,285
Corts Tr Vi Ibm Deb Call Tr Ct		PS	22080F202	785.70	29,100	    SH		SOLE	N/A	 29,100
Deutsche Bk Cap Fdg Tr Vii		PS	25153U204	685.86	28,400	    SH		SOLE	N/A	 28,400
General Amern Invs Co Inc Cum		PS	368802401	256.00	10,000	    SH		SOLE	N/A	 10,000
General Elec Cap Corp Nt		PS	369622469	262.10	10,000	    SH		SOLE	N/A	 10,000
General Elec Cap Corp Pfd		PS	369622451	378.45	14,550	    SH		SOLE	N/A	 14,550
Hsbc Fin Corp Nt 6.00% 1		PS	40429C300	281.57	11,200	    SH		SOLE	N/A	 11,200
Hsbc Usa Inc New Pfd Stk Se		PS	40428H805	211.70	10,000	    SH		SOLE	N/A	 10,000
Jp Morgan Chase Cap Xiv Cap Se		PS	48122F207	278.50	11,100	    SH		SOLE	N/A	 11,100
Pnc Cap Tr D Cap Secs			PS	69350H202	281.12	11,200 	    SH		SOLE	N/A	 11,200
Usb Cap Xi Gtd Tr Pfd Secs		PS	903300200	276.98	11,000	    SH		SOLE	N/A	 11,000
Usb Cap Xii Gtd Tr Pfd			PS	903305209	276.98	11,000	    SH		SOLE	N/A	 11,000
Usb Capital Vi Gtd Tr Pfd		PS	903304202	249.40	10,000	    SH		SOLE	N/A	 10,000
Usb Capital Viii Pfd 6.35%		PS	903307205	331.58	13,200	    SH		SOLE	N/A	 13,200
Wachovia Cap Tr IV Gtd Tr Pfd		PS	92978U207	273.79	11,000	    SH		SOLE	N/A	 11,000